Voya Russell Large Cap Index Portfolio Expense Example - Voya Russell Large Cap Index Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,340
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	749
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,049
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,224